Taxation - Income Tax Rates (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 02, 2008	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 HKD ($) company	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
Retained earnings					¥ (2,922,184)						¥ (3,142,472)	$ (481,605)
HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)				16.50%
Amount of assessable profits under lowered tax rate | $				$ 2,000
Percentage of lowered income tax rate (as a percent)				8.25%
Number of companies from each group benefit from the progressive rates | company				1
PRC
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)				25.00%
Withholding Tax Rate	10.00%
Retained earnings | ¥					¥ 0						¥ 0
PRC | HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%